Segment information - Summary of Disaggregation of Sales by Markets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 59,604	€ 60,073	€ 52,444
Emerging markets
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	34,714	35,324	30,407
Developed markets
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 24,890	€ 24,749	€ 22,037